SIGNIFICANT ACCOUNTING POLICIES (Cumulative Statement of Operations Adjustments - Adoption of ASC No. 606) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	$ 266,391	$ 282,756	$ 279,551
Cost of revenues	172,354	200,261	204,061
Gross profit	94,037	82,495	75,490
Operating expenses	72,753	71,634	74,735
Operating profit	21,284	$ 10,861	$ 755
Impact of Adoption [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	(1,221)
Cost of revenues
Gross profit	(1,221)
Operating expenses	(202)
Operating profit	(1,019)
Amounts under Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	265,170
Cost of revenues	172,354
Gross profit	92,816
Operating expenses	72,551
Operating profit	$ 20,265